LOOMIS SAYLES FUNDS

Supplement dated December 16, 2014, to the Loomis Sayles Funds Statement of Additional Information dated February 1, 2014,

as may be revised and supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Growth Fund

Effective immediately, the following paragraph is added to the sub-section “Asset-Backed Securities” within the section “Investment Strategies” in the Statement of Additional Information:

Some Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The total amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rate on the securities, prevailing interest rates, the amount of the administrative expenses and the actual performance experience on the underlying assets (among them the amount and timing of losses, leasing and disposition activity).

LOOMIS SAYLES FUNDS

Supplement dated December 16, 2014, to the Loomis Sayles Funds Statement of Additional Information dated February 1, 2014,

as may be revised and supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund
Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the following paragraph is added to the sub-section “Asset-Backed Securities” within the section “Investment Strategies” in the Statement of Additional Information:

Some Funds may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The total amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rate on the securities, prevailing interest rates, the amount of the administrative expenses and the actual performance experience on the underlying assets (among them the amount and timing of losses, leasing and disposition activity).

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